Inventory	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Inventory

Note 5 – Inventory:

Inventory is comprised of finished goods of dry packaged or rolled medical cannabis and cannabis oil, as well as the outputs of processing procedures, which include, inter alia, agricultural produce which has been transferred from biological assets, where the procedure of processing into finished goods has not yet been completed.

	December 31
	2025	2024
	NIS in thousands
Finished goods	18,125	62,706
Goods in process and dried inflorescence	89,882	57,599
Total inventory	108,007	120,305

Intercure Ltd.
Notes to the Consolidated Financial Statements